Results for the year (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Gross-to-net sales reconciliation

Gross-to-net sales reconciliation
DKK million	2021	2020	2019
Gross sales	340,180	298,187	270,431
US Managed Care and Medicare	(112,929)	(96,716)	(84,202)
US wholesaler charge-backs	(40,354)	(37,036)	(33,772)
US Medicaid rebates	(19,810)	(17,307)	(14,365)
Other US discounts and sales returns	(14,119)	(10,867)	(8,280)
Non-US rebates, discounts and sales returns	(12,168)	(9,315)	(7,791)
Total gross-to-net sales adjustments	(199,380)	(171,241)	(148,410)
Net sales	140,800	126,946	122,021

Provisions for sales rebates

Provisions for sales rebates
DKK million	2021	2020	2019
At the beginning of the year	34,052	30,878	25,760
Additional provisions, including increases to existing provisions	155,602	111,921	102,782
Amount paid during the year	(141,370)	(106,116)	(98,655)
Adjustments, including unused amounts reversed during the year	(284)	166	381
Effect of exchange rate adjustment	2,822	(2,797)	610
At the end of the year	50,822	34,052	30,878

DKK million	Provisions for sales rebates[1]	Provisions for legal disputes	Provisions for product returns	Other provi- sions[2]	2021 Total	2020 Total
At the beginning of the year	34,052	2,451	795	2,042	39,340	35,733
Additional provisions, including increases to existing provisions	155,602	608	493	461	157,164	113,810
Amount used during the year	(141,370)	(657)	(450)	(214)	(142,691)	(107,220)
Adjustments, including unused amounts reversed during the year	(284)	(419)	13	(280)	(970)	78
Effect of exchange rate adjustment	2,822	174	7	48	3,051	(3,061)
At the end of the year	50,822	2,157	858	2,057	55,894	39,340
Non-current liabilities[3]	255	1,895	316	1,908	4,374	4,526
Current liabilities	50,567	262	542	149	51,520	34,814
1. Provisions for sales rebates are related to US Managed Care, Medicare, Medicaid and other US rebate types, as well as rebates in a number of European countries and Canada.
2. Other provisions consists of various types of provision, including obligations in relation to employee benefits such as jubilee benefits, company-owned life insurance, etc.
3. For non-current liabilities, provision for sales rebates is expected to be settled after one year, provisions for product returns will be utilised in 2023 and 2024. In the case of provisions for legal disputes, the timing of settlement cannot be determined.

Information by business segment

Business segments – Key figures
	Diabetes and Obesity care			Biopharm			Total
DKK million	2021	2020	2019	2021	2020	2019	2021	2020	2019
Total net sales	121,597	108,020	102,840	19,203	18,926	19,181	140,800	126,946	122,021
Cost of goods sold	(19,363)	(17,715)	(16,309)	(4,295)	(3,217)	(3,779)	(23,658)	(20,932)	(20,088)
Sales and distribution costs	(33,791)	(29,903)	(28,729)	(3,217)	(3,025)	(3,094)	(37,008)	(32,928)	(31,823)
Research and development costs	(15,600)	(13,535)	(12,128)	(2,172)	(1,927)	(2,092)	(17,772)	(15,462)	(14,220)
Administrative costs	(3,504)	(3,387)	(3,346)	(546)	(571)	(661)	(4,050)	(3,958)	(4,007)
Other operating income and expenses	199	264	309	133	196	291	332	460	600
Operating profit	49,538	43,744	42,637	9,106	10,382	9,846	58,644	54,126	52,483
Operating margin	40.7%	40.5%	41.5%	47.4%	54.9%	51.3%	41.7%	42.6%	43.0%
Depreciation, amortisation and impairment losses expensed	(4,895)	(4,624)	(3,916)	(1,130)	(1,129)	(1,745)	(6,025)	(5,753)	(5,661)

Net sales – Business segments and geographical areas

	Total International Operations												Total North America Operations						Total Novo Nordisk net sales
	Total IO			EMEA			China			Rest of World			Total NAO			Of which the US
DKK million	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Diabetes and Obesity care segment:
Rybelsus®	524	36	—	289	36	—	—	—	—	235	—	—	4,314	1,837	50	4,243	1,826	50	4,838	1,873	50
Ozempic®	8,856	3,634	1,143	6,393	3,112	969	303	10	—	2,160	512	174	24,849	17,577	10,094	23,168	16,650	9,599	33,705	21,211	11,237
Victoza®	6,726	7,095	7,249	3,527	4,251	4,713	1,544	1,033	898	1,655	1,811	1,638	8,328	11,652	14,685	8,031	11,292	14,217	15,054	18,747	21,934
Total GLP-1	16,106	10,765	8,392	10,209	7,399	5,682	1,847	1,043	898	4,050	2,323	1,812	37,491	31,066	24,829	35,442	29,768	23,866	53,597	41,831	33,221
Long-acting insulin	11,074	9,959	9,035	6,729	6,451	5,955	2,080	1,471	1,059	2,265	2,037	2,021	6,990	8,480	11,741	6,412	7,962	11,271	18,064	18,439	20,776
– of which Tresiba®	5,486	4,407	3,477	2,979	2,574	1,983	1,095	418	87	1,412	1,415	1,407	4,243	4,561	5,782	3,793	4,191	5,500	9,729	8,968	9,259
– of which Xultophy®	2,135	1,789	1,493	1,693	1,605	1,407	3	1	—	439	183	86	522	655	717	512	642	708	2,657	2,444	2,210
– of which Levemir®	3,453	3,763	4,065	2,057	2,272	2,565	982	1,052	972	414	439	528	2,225	3,264	5,242	2,107	3,129	5,063	5,678	7,027	9,307
Premix insulin	10,512	10,246	9,707	2,879	2,959	3,160	5,224	4,852	4,306	2,409	2,435	2,241	691	679	871	665	652	839	11,203	10,925	10,578
– of which Ryzodeg®	1,711	1,291	993	392	321	237	283	39	4	1,036	931	752	—	—	—	—	—	—	1,711	1,291	993
– of which NovoMix®	8,801	8,955	8,714	2,487	2,638	2,923	4,941	4,813	4,302	1,373	1,504	1,489	691	679	871	665	652	839	9,492	9,634	9,585
Fast-acting insulin	10,903	10,808	10,304	6,454	6,584	6,422	2,288	2,075	1,753	2,161	2,149	2,129	6,784	7,505	8,999	6,357	7,101	8,592	17,687	18,313	19,303
– of which Fiasp®	1,106	832	617	965	764	585	—	—	—	141	68	32	642	553	626	605	519	597	1,748	1,385	1,243
– of which NovoRapid®	9,797	9,976	9,687	5,489	5,820	5,837	2,288	2,075	1,753	2,020	2,081	2,097	6,142	6,952	8,373	5,752	6,582	7,995	15,939	16,928	18,060
Human insulin	7,453	7,339	7,361	2,152	2,370	2,438	2,692	2,655	2,847	2,609	2,314	2,076	1,599	1,534	1,675	1,515	1,431	1,552	9,052	8,873	9,036
Total insulin	39,942	38,352	36,407	18,214	18,364	17,975	12,284	11,053	9,965	9,444	8,935	8,467	16,064	18,198	23,286	14,949	17,146	22,254	56,006	56,550	59,693
Other Diabetes care	2,644	2,946	3,389	713	725	1,052	1,432	1,546	1,647	499	675	690	950	1,085	858	806	943	705	3,594	4,031	4,247
Total Diabetes care	58,692	52,063	48,188	29,136	26,488	24,709	15,563	13,642	12,510	13,993	11,933	10,969	54,505	50,349	48,973	51,197	47,857	46,825	113,197	102,412	97,161
Obesity care (Saxenda® and Wegovy®)	3,117	2,118	2,083	1,809	1,124	981	61	10	9	1,247	984	1,093	5,283	3,490	3,596	4,912	3,230	3,348	8,400	5,608	5,679
Diabetes and Obesity care total	61,809	54,181	50,271	30,945	27,612	25,690	15,624	13,652	12,519	15,240	12,917	12,062	59,788	53,839	52,569	56,109	51,087	50,173	121,597	108,020	102,840
Biopharm segment:
Rare blood disorders	5,784	5,708	5,946	3,712	3,579	3,646	222	361	284	1,850	1,768	2,016	4,433	3,954	4,335	4,170	3,675	4,031	10,217	9,662	10,281
– of which Haemophilia A	1,625	1,332	1,176	1,162	983	877	24	16	15	439	333	284	487	381	382	460	358	358	2,112	1,713	1,558
– of which Haemophilia B	400	306	197	268	199	149	4	—	—	128	107	48	237	212	185	102	86	77	637	518	382
– of which NovoSeven®	3,673	3,996	4,502	2,225	2,352	2,577	194	345	269	1,254	1,299	1,656	3,548	3,207	3,617	3,461	3,089	3,454	7,221	7,203	8,119
Rare endocrine disorders	4,880	4,832	4,225	2,212	2,220	1,960	167	66	36	2,501	2,546	2,229	2,423	2,875	3,052	2,400	2,857	3,037	7,303	7,707	7,277
Other Biopharm	1,064	1,108	1,122	837	886	912	6	5	5	221	217	205	619	449	501	330	205	245	1,683	1,557	1,623
Biopharm total	11,728	11,648	11,293	6,761	6,685	6,518	395	432	325	4,572	4,531	4,450	7,475	7,278	7,888	6,900	6,737	7,313	19,203	18,926	19,181
Total sales by geographical area	73,537	65,829	61,564	37,706	34,297	32,208	16,019	14,084	12,844	19,812	17,448	16,512	67,263	61,117	60,457	63,009	57,824	57,486	140,800	126,946	122,021
Total sales growth as reported	11.7%	6.9%	12.1%	9.9%	6.5%	10.2%	13.7%	9.7%	13.8%	13.5%	5.7%	14.6%	10.1%	1.1%	6.2%	9.0%	0.6%	5.5%	10.9%	4.0%	9.1%

Research and development costs

DKK million	2021	2020	2019
Employee costs (note 2.4)	7,328	6,269	5,968
Amortisation and impairment losses, intangible assets (note 3.1)	744	1,025	522
Depreciation and impairment losses, property, plant and equipment (note 3.1)	736	724	783
Other research and development costs	8,964	7,444	6,947
Total research and development costs	17,772	15,462	14,220
As percentage of net sales	12.6%	12.2%	11.7%

Employee costs and remuneration to executive management and board of directors

DKK million	2021	2020	2019
Wages and salaries	28,939	26,778	25,335
Share-based payment costs (note 5.1)	1,040	823	363
Pensions – defined contribution plans	2,022	1,961	1,910
Pensions – defined benefit plans (note N/A)	139	138	151
Other social security contributions	2,203	1,862	1,963
Other employee costs	2,189	2,044	2,203
Total employee costs for the year	36,532	33,606	31,925
Employee costs capitalised as intangible assets and property, plant and equipment	(1,240)	(1,279)	(1,314)
Change in employee costs capitalised as inventories	(56)	(60)	(139)
Total employee costs in the income statement	35,236	32,267	30,472
Included in the income statement:
Cost of goods sold	9,611	8,896	8,134
Sales and distribution costs	15,003	14,146	13,463
Research and development costs	7,328	6,269	5,968
Administrative costs	3,098	2,848	2,679
Other operating income and expenses	196	108	228
Total employee costs in the income statement	35,236	32,267	30,472

Number of employees	2021	2020	2019
Average number of full-time employees	46,171	43,759	42,218
Year-end number of full-time employees	47,792	44,723	42,703
Employees (total)	48,478	45,323	43,258

Remuneration to Executive Management and Board of Directors
DKK million	2021	2020	2019
Salary and short-term incentive	126	119	120
Pension	12	26	26
Benefits	10	10	14
Long-term incentive[1]	100	52	40
Severance payments	29	—	—
Executive Management in total[2]	277	207	200
Fee to Board of Directors[2]	17	17	19
Total	294	224	219
1. Please refer to note 5.1 for further information.
2. Total remuneration for registered members of Executive Management amounts to DKK 202 million (DKK 141 million in 2020 and DKK 135 million in 2019). All members of the Board of Directors are registered.

Income taxes expensed and paid

Income taxes expensed
DKK million	2021	2020	2019
Current tax on profit for the year	13,871	11,557	11,275
Deferred tax on profit for the year	(1,528)	1,105	(1,559)
Tax on profit for the year	12,343	12,662	9,716
Current tax adjustments recognised for prior years	(603)	(563)	(191)
Deferred tax adjustments recognised for prior years	(417)	(1,107)	77
Income taxes in the income statement	11,323	10,992	9,602
Tax on other comprehensive income for the year, (income)/expense	(1,005)	577	231

Income taxes paid
DKK million	2021	2020	2019
Income taxes paid in Denmark for current year	9,703	4,262	7,774
Income taxes paid outside Denmark for current year	3,439	4,508	2,258
Income taxes paid/repayments relating to prior years	1,296	1,336	904
Income taxes paid	14,438	10,106	10,936

Computation of effective tax rate

Computation of effective tax rate
DKK million	2021	2020	2019
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries' tax rates compared to the Danish tax rate (net)	(1.5%)	(2.5%)	(2.1%)
Non-taxable income less non-tax-deductible expenses (net)	(0.3%)	(0.2%)	0.1%
Other adjustments (net)	(1.0%)	1.4%	(0.2%)
Effective tax rate	19.2%	20.7%	19.8%

Development in deferred income tax assets and liabilities

Development in deferred income tax assets and liabilities
DKK million	Property, plant and equipment	Intangible assets	Inventories	Liabilities	Other	Offset within countries	Total
2021
Net deferred tax asset/(liability) at 1 January	(1,614)	(3,600)	2,556	4,617	1,404	—	3,363
Income/(charge) to the income statement	(330)	632	387	2,037	(781)		1,945
Income/(charge) to other comprehensive income	—	2	251	(41)	793		1,005
Income/(charge) to equity	—	(2)	—	—	194		192
Additions from acquisitions	—	(4,456)	—	—	976		(3,480)
Effect of exchange rate adjustment	(36)	49	1	319	43		376
Net deferred tax asset/(liability) at 31 December	(1,980)	(7,375)	3,195	6,932	2,629	—	3,401
Classified as follows:
Deferred tax asset at 31 December	719	109	3,210	7,223	3,541	(6,130)	8,672
Deferred tax liability at 31 December	(2,699)	(7,484)	(15)	(291)	(912)	6,130	(5,271)
2020
Net deferred tax asset/(liability) at 1 January	(1,591)	(718)	1,811	3,452	1,087	—	4,041
Income/(charge) to the income statement	(47)	(2,883)	963	1,449	520		2
Income/(charge) to other comprehensive income	—	92	(216)	16	(469)		(577)
Income/(charge) to equity	—	(92)	—	—	20		(72)
Additions from acquisitions	—	—	—	—	276		276
Effect of exchange rate adjustment	24	1	(2)	(300)	(30)		(307)
Net deferred tax asset/(liability) at 31 December	(1,614)	(3,600)	2,556	4,617	1,404	—	3,363
Classified as follows:
Deferred tax asset at 31 December	755	46	2,568	4,895	2,903	(5,302)	5,865
Deferred tax liability at 31 December	(2,369)	(3,646)	(12)	(278)	(1,499)	5,302	(2,502)

Earnings per share

		2021	2020	2019
Net profit		47,757	42,138	38,951
Average number of shares outstanding	in million shares	2,296.6	2,333.9	2,374.3
Dilutive effect of average outstanding share pool[1,2]	in million shares	6.5	6.1	4.4
Average number of shares outstanding, including dilutive effect of outstanding share pool	in million shares	2,303.1	2,340.0	2,378.7
Basic earnings per share	DKK	20.79	18.05	16.41
Diluted earnings per share	DKK	20.74	18.01	16.38
1. For further information on the development in treasury shares, please refer to note 4.2 2. For further information on the outstanding share pool, please refer to note 5.1.